Accounts Receivable, Net (Details) - Schedule of Allowance for Credit Losses - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Third Parties [Member]
Schedule of Allowance for Credit Losses [Line Items]
Balance at beginning of the year	$ 4,358,037	$ 1,815,665
Adoption ASU 2016-13	1,258,718
Additional provision charged to expense	8,312,150	2,795,662
Written-off	(1,575,814)
Decrease on disposal of a subsidiary	(137,592)
Foreign exchange	(55,378)	(253,290)
Balance at the end of the year	12,160,121	4,358,037
Related Parties [Member]
Schedule of Allowance for Credit Losses [Line Items]
Balance at beginning of the year
Additional provision charged to expense	1,522
Foreign exchange	(9)
Balance at the end of the year	$ 1,513